Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	Dipexium Pharmaceuticals, Inc.
Entity Central Index Key	0001497504
Entity Filer Category	Smaller Reporting Company